Accrued Expenses and Other Liabilities (Tables)	6 Months Ended
Jun. 30, 2018
Payables And Accruals [Abstract]
Components of Accrued Expenses and Other Liabilities

Accrued expenses and other liabilities consisted of the following (in thousands):

	June 30,	December 31,
	2018	2017
Research and development activities	$5,127	$3,779
Compensation and benefits	989	1,093
Professional fees	479	410
Taxes payable	460	—
Other	1,697	907
Total accrued expenses and other liabilities	$8,752	$6,189